February 20, 2015

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

Division of Investment Management

100 F Street N.E.

Washington, D.C. 20549

Re:	RidgeWorth Funds (the “Registrant”)

File No. 033-45671

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) of the Securities Act of 1933, as amended, attached for filing is an exhibit containing risk/return summary information in interactive data format that reflects information contained in the supplement filed with the Securities and Exchange Commission on January 30, 2015 pursuant to Rule 497(e) under the Securities Act (SEC Accession No. 0001193125-15-027809).

Please do not hesitate to contact me at (617) 662-3153 if you have any questions.

Sincerely,

/s/ Timothy Burdick
Timothy Burdick